EXPENSES BY NATURE (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of attribution of expenses by nature to their function [abstract]
Schedule of attribution of expenses by nature to their function [Table Text Block]
	For the Year Ended
	December 31, 2021	December 31, 2020
Cost of Sales	110,587	14,405

Operating Expenses
General and Administration Expense	10,573	3,658
Salaries and Benefits	3,748	1,078
Stock Based Compensation for employees	1,333	744
Administrative Expenses	1,006	348
Consultancy Expenses	3,425	1,164
Depreciation Expense	213	91
Other General and Administrative Expenses	848	233
Marketing Expenses	7,808	905
Salaries and Benefits	327	-
Stock Based Compensation for employees	135	143
Stock Based Compensation for agents	2,194	69
Revenue Share	4,454	180
Other Marketing and Advertising Cost	698	513
Research and Development Expenses	3,979	405
Salaries and Benefits	840	-
Stock Based Compensation for employees	1,545	182
Other Research and Development	1,594	223
Total Cost of Sales and Operating Expenses	132,947	19,373

Schedule of finance cost [Table Text Block]
	For the Year Ended
Description	December 31, 2021	December 31, 2020
Unrealized loss on Warrants	574	-
Bank Fees	97	26
Interest Expense (Income)	(13)	108
Other	4	6
Total Finance Expenses	662	140